Share-Based Compensation - Schedule of Fair Value of NSOs Determined Using Black-Scholes Option-Pricing Model (Details)	Sep. 09, 2024	Jun. 06, 2024
Incentive Plan
Expected term – years	10 years	6 years 1 month 6 days
Expected volatility	28.50%	29.50%
Risk-free interest rate	3.70%	4.20%
Expected dividends